Short-term loans	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Short-term loans

13. Short-term loans

	As of	Interest rate range
Type of loans	June 30, 2026	(Floating rate)	Collateral
Bank loans secured	$376,766	2.15%-6.71%	Restricted demand deposit Restricted time deposit
Bank loans - unsecured	1,961,428	3.095%-6.775%	Guaranteed
Other loans - unsecured	240,981	7.57%-9.46%	Guarantee deposit
	$2,579,175

Type of loans	As of December 31, 2025	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$2,125,367	2.22%-5.19%	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Other loans- unsecured	$616,185	10.80%	Guarantee deposit
Other loans from a related party	$8,249,052	0.50%	none
	$10,990,604

(a) All short-term loans were guaranteed by key management.

(b) As of June 30, 2026, most of the short-term loans that have expired have been renewed.

(c) Financial assets at amortized cost pledged as collateral.

(d) As of December 31, 2025, the Company had an outstanding loan from Ms. Yu-Ning Chiang, an immediate family member of the Chairman of the Board, Mr. Jing-Bin Chiang, amounting to $8,249,052. The loan is unsecured, bears a fixed interest rate of 0.5% per annum, and have a contract term of one year. During the period, a $8.2 million of the outstanding loan as of December 31, 2025 was converted to Class A ordinary shares, please refer to Note 17 for more details.